INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Raw materials and consumables	$ 829	$ 857
Work in progress	775	713
Finished goods and other	1,223	992
Carrying amount of inventories	$ 2,827	$ 2,562